LONG-TERM DEBT - Senior Notes (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2017 CAD ($)	Sep. 30, 2015 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Long-term debt
Senior notes redeemable period by issuer				5 years
Net proceeds from issuance of senior notes			$ 794,580		$ 370,130
Financing fees			$ 149,243	$ 161,452	$ 167,429
Senior Note 5.000% July 2022 | Videotron
Long-term debt
Principal amount						$ 800,000
Annual nominal interest rate (in percentage)						5.00%	5.00%
Effective interest rate (after discount or premium at issuance) (as a percent)			5.00%
Senior Note 5.375% June 2024 | Videotron
Long-term debt
Principal amount						$ 600,000
Annual nominal interest rate (in percentage)						5.375%	5.375%
Effective interest rate (after discount or premium at issuance) (as a percent)			5.375%
Senior Note 5.625% June 2025 | Videotron
Long-term debt
Principal amount							$ 400,000
Annual nominal interest rate (in percentage)						5.625%	5.625%
Effective interest rate (after discount or premium at issuance) (as a percent)			5.625%
Senior Note 5.750% January 2026 | Videotron
Long-term debt
Principal amount							$ 375,000
Annual nominal interest rate (in percentage)						5.75%	5.75%
Effective interest rate (after discount or premium at issuance) (as a percent)			5.75%
5.125% Senior Notes due 2027 | Videotron
Long-term debt
Principal amount						$ 600,000
Annual nominal interest rate (in percentage)						5.125%	5.125%
Effective interest rate (after discount or premium at issuance) (as a percent)			5.125%
Senior Note September 2015
Long-term debt
Net proceeds from issuance of senior notes		$ 370,100
Financing fees		$ 4,900
Senior Note April 2017
Long-term debt
Net proceeds from issuance of senior notes	$ 794,500
Financing fees	$ 9,900